Background, Organization and Summary of Significant Accounting Policies - Summary of Intangible Assets (Details) - Centuri - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 179,854	$ 177,838
Accumulated Amortization	(29,343)	(18,017)
Net Carrying Amount	150,511	159,821
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	154,186	152,533
Accumulated Amortization	(20,735)	(11,716)
Net Carrying Amount	133,451	140,817
Trade names and trademarks
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	23,353	23,013
Accumulated Amortization	(6,754)	(5,234)
Net Carrying Amount	16,599	17,779
Customer contracts backlog
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	270	270
Accumulated Amortization	(252)	(3)
Net Carrying Amount	18	267
Noncompete agreements
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	2,045	2,022
Accumulated Amortization	(1,602)	(1,064)
Net Carrying Amount	$ 443	$ 958